Credit Facility (Schedule of Secured Credit Facility) (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Apr. 26, 2018	Dec. 31, 2017
Line of Credit Facility [Line Items]
Secured credit facility, principal amount outstanding	$ 365,000	$ 355,000		$ 220,000
Unamortized deferred financing costs related to the term loan secured credit facility	(2,396)	(2,489)		(601)
Secured credit facility, net of deferred financing costs	362,604	352,511		219,399
Revolving Line of Credit [Member]
Line of Credit Facility [Line Items]
Secured credit facility, principal amount outstanding			$ 150,000
Variable Rate [Member]
Line of Credit Facility [Line Items]
Secured credit facility, principal amount outstanding	265,000	255,000		120,000
Variable Rate [Member] | Revolving Line of Credit [Member]
Line of Credit Facility [Line Items]
Secured credit facility, principal amount outstanding	115,000	105,000		120,000
Variable Rate [Member] | Term Loan [Member]
Line of Credit Facility [Line Items]
Secured credit facility, principal amount outstanding	150,000	150,000		0
Variable Rate, Subject To Interest Rate Swap [Member]
Line of Credit Facility [Line Items]
Secured credit facility, principal amount outstanding	100,000	100,000		100,000
Variable Rate, Subject To Interest Rate Swap [Member] | Term Loan [Member]
Line of Credit Facility [Line Items]
Secured credit facility, principal amount outstanding	$ 100,000	$ 100,000		$ 100,000